Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment, net [Abstract]
Schedule Of Property And Equipment [Table Text Block]
	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2017	$26,683	$(4,033)	$22,650
- Additions in property and equipment	252	-	252
- Depreciation for the year	-	(477)	(477)
Balance, December 31, 2018	$26,935	$(4,510)	$22,425
- Additions in property and equipment	125	-	125
- Depreciation for the year	-	(473)	(473)
Balance, December 31, 2019	$27,060	$(4,983)	$22,077